SHORT-TERM BANK LOANS AND BANKERS ACCEPTANCE NOTES PAYABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Short-term Debt [Line Items]
Short-term bank loans		0	0	600,000
Interest expense			6,042	7,603
Bankers acceptance notes payable	$ 10,158	63,024	7,067